Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2014	$ 469
2015	350
2016	266
2017	203
2018	144
Thereafter	628
Total	$ 2,060